RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 27,840	Rp 22,173
% of cash and cash equivalents on total assets	9.30%	7.74%
Other current financial assets (Note 5)	Rp 921	Rp 800
% of other current financial assets on total assets	0.31%	0.28%
Trade receivables - net (Note 6)	Rp 3,005	Rp 2,357
% of trade receivables on total assets	1.00%	0.82%
Contract assets	Rp 604	Rp 619
% of contract assets on total assets	0.21%	0.21%
Other current asset	Rp 6,169	Rp 6,024
% of other current asset on total assets	2.05%	2.10%
Other non-current asset	Rp 1,607	Rp 1,993
% of other non-current asset on total assets	0.53%	0.69%
Entities under common control
Transactions with related parties
Contract assets	Rp 584	Rp 581
% of contract assets on total assets	0.20%	0.20%
Other current asset	Rp 6,161	Rp 6,006
% of other current asset on total assets	2.05%	2.09%
Government agencies
Transactions with related parties
Contract assets	Rp 327	Rp 293
% of contract assets on total assets	0.11%	0.10%
MoCI
Transactions with related parties
Other current asset	Rp 6,028	Rp 5,971
% of other current asset on total assets	2.01%	2.08%
Other non-current asset	Rp 1,594	Rp 1,987
% of other non-current asset on total assets	0.53%	0.69%
Others, (each below Rp100 billion)
Transactions with related parties
Contract assets	Rp 257	Rp 288
% of contract assets on total assets	0.09%	0.10%
Others
Transactions with related parties
Other current asset	Rp 133	Rp 35
% of other current asset on total assets	0.04%	0.01%
Other non-current asset	Rp 13	Rp 6
% of other non-current asset on total assets	0.00%	0.00%
Others related entities
Transactions with related parties
Contract assets	Rp 3	Rp 1
% of contract assets on total assets	0.00%	0.00%
Other current asset	Rp 6	Rp 16
% of other current asset on total assets	0.00%	0.01%
Associated companies
Transactions with related parties
Contract assets	Rp 1	Rp 1
% of contract assets on total assets	0.00%	0.00%
Other current asset	Rp 2	Rp 2
% of other current asset on total assets	0.00%	0.00%
Ministry of Finance
Transactions with related parties
Contract assets	Rp 16	Rp 36
% of contract assets on total assets	0.01%	0.01%